SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, shares authorized (in shares)		150,000,000	150,000,000
Common shares, par value (in dollars per share)		$ 1.00	$ 1.00
Common stock, value, authorized		$ 150,000	$ 150,000
Common shares, shares outstanding (in shares)		104,534,703	104,578,080	107,226,000
Common stock, value, issued		$ 104,535	$ 104,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding beginning (in shares)		104,578,080	107,226,000
Common shares, shares issued beginning (in shares)		104,578,080	107,226,000
Repurchase and cancellation of treasury shares (in shares)		(679,000)	(2,897,000)
Exercise of share options (in shares)		512,000	0
Vesting of share options (in shares)	750,000	124,000	249,000
Common shares, shares outstanding end (in shares)		104,534,703	104,578,080	107,226,000
Common shares, shares issued ending (in shares)		104,534,703	104,578,080	107,226,000
Treasury shares repurchased (in shares)		700,000	2,900,000
Repurchase and cancellation of treasury shares		$ 14,180	$ 61,684	$ 25,477
Payments for commissions		10	100
Contributed surplus		$ 200,000	$ 200,000